PROVISIONS - Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Less: current portion	$ (14.5)	$ (5.4)
Non-current portion	285.1	360.1
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	347.4	298.5
Capitalized in property, plant and equipment	(21.4)	36.2
Changes in asset retirement obligations at closed mines	(13.4)	9.7
Impairment reversal	(35.8)	0.0
Accretion expense	5.7	5.0
Disbursements	(2.9)	(2.0)
Balance, end of the year	279.6	347.4
Less: current portion	(14.5)	(5.4)
Non-current portion	$ 265.1	$ 342.0